Shareholders' Equity - Ordinary Shares (Details)						3 Months Ended	9 Months Ended
	May 13, 2020 shares	May 08, 2020 shares	Apr. 24, 2020 shares	Jan. 17, 2020 $ / shares shares	Dec. 27, 2019 shares	Mar. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares
Class of Stock [Line Items]
Shares subject to possible redemption							66,294,499
Stockholders equity split						one-for-one
Sponsor [Member] | Maximum [Member] | Founder Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares subject to forfeiture (in shares)						2,250,000
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						400,000,000	400,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common shares, votes per share | Vote						1	1	1
Common shares, shares issued (in shares)						0	2,705,501
Common shares, shares outstanding (in shares)						0	2,705,501
Shares subject to possible redemption							66,294,499	0
Number of Class A common stock issued upon conversion of each share (in shares)						1
Common stock issuable upon conversion pursuant to Initial Business Combination, as a percent of outstanding shares						20.00%	20.00%
Class A common stock | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)							400,000,000	400,000,000
Class A common stock | Sponsor [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						400,000,000		400,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)						0	2,705,501	0
Common shares, shares outstanding (in shares)						0	2,705,501	0
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						40,000,000	40,000,000	40,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote						1	1	1
Common shares, shares issued (in shares)						17,250,000	17,250,000	1
Common shares, shares outstanding (in shares)						17,250,000	17,250,000	1
Number of Class A common stock issued upon conversion of each share (in shares)							1
Common stock issuable upon conversion pursuant to Initial Business Combination, as a percent of outstanding shares						20.00%
Class B common stock | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)							40,000,000	40,000,000
Issuance of Class B ordinary shares (in shares)					1
Class B common stock | Sponsor [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						40,000,000		40,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)							17,250,000	1
Common shares, shares outstanding (in shares)							17,250,000	1
Class B common stock | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Issuance of Class B ordinary shares (in shares)				11,500,000
Class B common stock | Sponsor [Member] | Maximum [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Issuance of Class B ordinary shares (in shares)			17,250,000
Number of shares subject to forfeiture (in shares)	2,250,000	2,250,000	2,250,000			2,250,000
Class B common stock | Sponsor [Member] | Maximum [Member] | Founder Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of Class B ordinary shares (in shares)	17,250,000	17,250,000	17,250,000